Income tax expense/(benefit) - Reconciliation of effective tax charge (Details) - USD ($) $ in Thousands		12 Months Ended
	Dec. 19, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Reconciliation of effective tax charge/(credit)
Loss before taxation		$ (1,610,244)	$ (1,880,650)	$ (543,979)
Tax calculated at domestic tax rates applicable to income in respective countries		(528,810)	(638,254)	(193,643)
Income not subject to taxation		(40,361)	(21,771)	(6,687)
Expenses not deductible for tax purposes		70,353	89,958	75,197
Movement in deferred tax assets not recognized		516,234	633,448	79,477
Change in tax base			1,769	(74,291)
Prior year (over)/under provision		(6,622)	25,521	(562)
Goodwill impairment		30,688		40,937
Withholding tax on subsidiary dividends		5,169	3,742	5,967
Effects of changes in tax rates			(849)	(4,845)
Movement in uncertain tax positions		(12,438)	9,524	6,501
Other		(256)	4,440	(3,064)
Total tax charge/(credit)		33,957	107,528	$ (75,013)
IHS Kuwait Limited
Reconciliation of effective tax charge/(credit)
Income not subject to taxation		$ (21,600)
Percentage of ownership interests in subsidiary disposed	70.00%	70.00%
BRAZIL
Reconciliation of effective tax charge/(credit)
Decrease in deferred tax asset as a result of obtaining greater clarity on the treatment of certain expenses			$ 20,600
Applicable tax rate		34.00%	34.00%	34.00%
NIGERIA
Reconciliation of effective tax charge/(credit)
Applicable tax rate		33.00%	33.00%	32.50%
SOUTH AFRICA
Reconciliation of effective tax charge/(credit)
Applicable tax rate		27.00%	27.00%	28.00%
Other markets in which entity operates | Minimum
Reconciliation of effective tax charge/(credit)
Applicable tax rate		15.00%	15.00%	15.00%
Other markets in which entity operates | Maximum
Reconciliation of effective tax charge/(credit)
Applicable tax rate		35.00%	35.00%	40.00%